SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Dilutive instruments	152,291	167,115	152,291	126,991
Warrant [Member]
Dilutive instruments	23,315	39,891	23,315	40,442
Stock Option [Member]
Dilutive instruments		172,224	128,976	86,549